Annual Fund Operating Expenses - Equity Income Portfolio - Equity Income Portfolio	Apr. 29, 2021
Operating Expenses:
Management Fees	0.29%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.30%